BALANCE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Mar. 31, 2024
Revenue From Contracts With Customers1 [Abstract]
BALANCE FROM CONTRACTS WITH CUSTOMERS	BALANCE FROM CONTRACTS WITH CUSTOMERS
Net contract liabilities are as follows:

	2024	2023
Contract assets - current	$537.6	$693.8
Contract assets - non-current (Note 16)	41.6	41.9
Contract liabilities - current	(911.7)	(905.7)
Contract liabilities - non-current (Note 21)	(99.8)	(94.0)
Net contract liabilities	$(432.3)	$(264.0)
During the year ended March 31, 2024, the Company recognized revenue of $712.6 million (2023 – $632.2 million) that was included in the contract liability balance at the beginning of the year.
During the year ended March 31, 2024, the Company recognized a reduction of revenue of $86.6 million (2023 – $11.3 million) related to performance obligations partially satisfied in previous years. This primarily related to revisions to estimated costs to complete certain contracts that impacted revenue and measures of completion.
Remaining performance obligations
As at March 31, 2024, the amount of the revenues expected to be realized in future years from performance obligations that are unsatisfied, or partially unsatisfied, was $6,403.6 million. The Company expects to recognize approximately 42% of these remaining performance obligations as revenue by March 31, 2025, an additional 19% by March 31, 2026 and the balance thereafter.